UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Patrick F. Quan
American Balanced Fund
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Balanced Fund®
Investment portfolio

March 31, 2012
unaudited

Common stocks — 71.47%	Shares	Value (000)

FINANCIALS — 12.71%
Wells Fargo & Co.	45,386,600	$1,549,498
Goldman Sachs Group, Inc.	8,196,700	1,019,424
Berkshire Hathaway Inc., Class A1	8,039	979,954
American Express Co.	16,224,000	938,721
ACE Ltd.	4,505,000	329,766
JPMorgan Chase & Co.	6,830,215	314,053
American Tower Corp.	4,850,000	305,647
Weyerhaeuser Co.	12,315,242	269,950
Citigroup Inc.	6,500,000	237,575
SunTrust Banks, Inc.	9,500,000	229,615
U.S. Bancorp	5,210,000	165,053
Moody’s Corp.	2,300,000	96,830
HDFC Bank Ltd. (ADR)	2,200,000	75,020
Allstate Corp.	2,250,000	74,070
Progressive Corp.	3,130,000	72,553
Chubb Corp.	1,000,000	69,110
Bank of America Corp.	5,000,000	47,850
T. Rowe Price Group, Inc.	720,000	47,016
		6,821,705

INFORMATION TECHNOLOGY — 9.79%
Apple Inc.1	1,695,000	1,016,102
Oracle Corp.	25,397,591	740,594
Microsoft Corp.	21,500,000	693,375
Texas Instruments Inc.	18,030,000	605,988
TE Connectivity Ltd.	10,380,000	381,465
Google Inc., Class A1	590,000	378,332
Maxim Integrated Products, Inc.	9,420,000	269,318
ASML Holding NV (New York registered)	4,304,000	215,803
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	13,000,000	198,640
EMC Corp.1	6,000,000	179,280
Samsung Electronics Co. Ltd.	140,000	157,539
Corning Inc.	8,000,000	112,640
Paychex, Inc.	3,477,000	107,752
Analog Devices, Inc.	2,000,000	80,800
International Business Machines Corp.	340,000	70,941
Yahoo! Inc.1	2,906,000	44,229
		5,252,798

INDUSTRIALS — 9.36%
Boeing Co.	11,875,000	883,144
Union Pacific Corp.	7,810,000	839,419
Lockheed Martin Corp.	7,223,956	649,145
General Electric Co.	26,600,000	533,862
Deere & Co.	5,640,000	456,276
Parker Hannifin Corp.	4,100,000	346,655
Cummins Inc.	2,595,000	311,504
United Technologies Corp.	2,650,000	219,791
European Aeronautic Defence and Space Co. EADS NV	4,500,000	184,280
Emerson Electric Co.	3,495,000	182,369
General Dynamics Corp.	1,865,000	136,853
Honeywell International Inc.	1,500,000	91,575
Northrop Grumman Corp.	1,250,000	76,350
Expeditors International of Washington, Inc.	1,480,000	68,835
CSX Corp.	2,100,000	45,192
		5,025,250

CONSUMER DISCRETIONARY — 8.39%
Home Depot, Inc.	23,655,000	1,190,083
Amazon.com, Inc.1	3,420,000	692,584
Comcast Corp., Class A	22,435,000	673,274
Walt Disney Co.	6,000,000	262,680
VF Corp.	1,750,000	255,465
DIRECTV, Class A1	3,945,000	194,646
Time Warner Inc.	5,000,000	188,750
General Motors Co.1	6,500,000	166,725
Macy’s, Inc.	4,000,000	158,920
McGraw-Hill Companies, Inc.	3,000,000	145,410
Starbucks Corp.	2,500,000	139,725
McDonald’s Corp.	1,350,000	132,435
Las Vegas Sands Corp.	2,300,000	132,411
NIKE, Inc., Class B	827,221	89,704
Johnson Controls, Inc.	2,445,000	79,414
		4,502,226

ENERGY — 8.07%
Chevron Corp.	13,737,000	1,473,156
Royal Dutch Shell PLC, Class B (ADR)	14,904,700	1,052,719
ConocoPhillips	4,200,000	319,242
Concho Resources Inc.1	1,935,000	197,525
Kinder Morgan, Inc.	4,670,000	180,496
Baker Hughes Inc.	3,400,000	142,596
Schlumberger Ltd.	1,990,000	139,161
Transocean Ltd.	2,500,000	136,750
Apache Corp.	1,195,000	120,026
Occidental Petroleum Corp.	1,200,000	114,276
Newfield Exploration Co.1	2,748,624	95,322
Cimarex Energy Co.	1,180,000	89,054
Technip SA	750,000	88,354
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,825,000	75,032
Suncor Energy Inc.	2,000,000	65,347
TOTAL SA (ADR)	800,000	40,896
		4,329,952

CONSUMER STAPLES — 7.31%
Philip Morris International Inc.	14,420,000	1,277,756
Costco Wholesale Corp.	8,549,226	776,270
Nestlé SA	5,000,000	314,612
Nestlé SA (ADR)	1,500,000	94,500
Procter & Gamble Co.	5,998,000	403,126
Kraft Foods Inc., Class A	8,622,000	327,722
PepsiCo, Inc.	4,770,000	316,489
Kellogg Co.	2,700,000	144,801
Unilever NV (New York registered)	2,970,000	101,069
Coca-Cola Co.	1,290,000	95,473
Colgate-Palmolive Co.	700,000	68,446
		3,920,264

HEALTH CARE — 7.18%
Merck & Co., Inc.	23,174,575	889,904
Bristol-Myers Squibb Co.	20,380,000	687,825
UnitedHealth Group Inc.	7,550,000	444,997
Cardinal Health, Inc.	9,115,000	392,948
Baxter International Inc.	6,225,000	372,131
Pfizer Inc	14,250,000	322,905
Gilead Sciences, Inc.1	6,350,000	310,197
Johnson & Johnson	3,995,000	263,510
Roche Holding AG	700,000	121,823
Teva Pharmaceutical Industries Ltd. (ADR)	1,100,000	49,566
		3,855,806

MATERIALS — 3.89%
Dow Chemical Co.	15,220,000	527,221
Potash Corp. of Saskatchewan Inc.	8,531,860	389,821
E.I. du Pont de Nemours and Co.	6,250,000	330,625
Cliffs Natural Resources Inc.	2,983,000	206,602
Alcoa Inc.	17,500,000	175,350
Nucor Corp.	4,000,000	171,800
Monsanto Co.	1,300,000	103,688
Steel Dynamics, Inc.	5,179,668	75,312
Rio Tinto PLC	1,060,000	58,426
Barrick Gold Corp.	1,060,000	46,089
		2,084,934

UTILITIES — 1.37%
PG&E Corp.	7,660,000	332,521
National Grid PLC	19,000,000	191,612
Duke Energy Corp.	5,080,000	106,731
Edison International	1,500,000	63,765
Exelon Corp.	1,000,000	39,210
		733,839

TELECOMMUNICATION SERVICES — 0.92%
AT&T Inc.	9,670,000	301,994
Verizon Communications Inc.	5,000,000	191,150
		493,144

MISCELLANEOUS — 2.48%
Other common stocks in initial period of acquisition		1,330,850

Total common stocks (cost: $27,725,972,000)		38,350,768

	Principal amount
Bonds & notes — 26.42%	(000)

MORTGAGE-BACKED OBLIGATIONS2 — 9.50%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$16,000	16,308
Fannie Mae 5.00% 2018	919	993
Fannie Mae 5.00% 2018	652	704
Fannie Mae 11.00% 2018	181	204
Fannie Mae 5.50% 2019	1,059	1,153
Fannie Mae 5.50% 2020	18,398	20,178
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	2,598	2,657
Fannie Mae 3.50% 2024	1,679	1,763
Fannie Mae 4.00% 2024	50,193	53,174
Fannie Mae 4.00% 2024	20,995	22,264
Fannie Mae 4.00% 2024	15,425	16,357
Fannie Mae 4.00% 2024	2,962	3,141
Fannie Mae 3.50% 2025	28,681	30,123
Fannie Mae 3.50% 2025	22,907	24,040
Fannie Mae 3.50% 2025	19,942	20,945
Fannie Mae 3.50% 2025	10,714	11,252
Fannie Mae 3.50% 2025	5,718	6,005
Fannie Mae 3.50% 2025	550	578
Fannie Mae 4.50% 2025	16,473	17,647
Fannie Mae 4.50% 2025	16,257	17,415
Fannie Mae, Series 2001-4, Class NA, 11.466% 20253	93	105
Fannie Mae 3.50% 2026	110,046	115,580
Fannie Mae 3.50% 2026	64,074	67,296
Fannie Mae 3.50% 2026	23,040	24,180
Fannie Mae 3.00% 2027	102,000	105,666
Fannie Mae 3.00% 2027	61,173	63,550
Fannie Mae 3.00% 2027	29,097	30,205
Fannie Mae 3.50% 2027	38,000	39,805
Fannie Mae 3.50% 2027	30,400	31,896
Fannie Mae 4.50% 2027	34,620	37,065
Fannie Mae, Series 2001-20, Class D, 11.023% 20313	43	48
Fannie Mae 5.00% 2033	8,931	9,672
Fannie Mae 5.00% 2033	4,555	4,934
Fannie Mae 5.50% 2033	12,760	14,007
Fannie Mae 5.50% 2033	10,592	11,627
Fannie Mae 5.50% 2033	1,281	1,407
Fannie Mae 4.50% 2034	48,402	51,610
Fannie Mae 5.00% 2034	9,945	10,787
Fannie Mae 5.00% 2034	5,371	5,817
Fannie Mae 5.00% 2035	38,783	41,950
Fannie Mae 5.00% 2035	4,632	5,048
Fannie Mae 5.50% 2035	5,657	6,206
Fannie Mae 5.50% 2035	3,511	3,858
Fannie Mae 6.50% 2035	7,891	8,983
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	4,046	3,526
Fannie Mae 5.00% 2036	9,112	9,856
Fannie Mae 5.00% 2036	4,558	4,930
Fannie Mae 5.50% 2036	1,510	1,650
Fannie Mae 5.50% 2036	1,352	1,478
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	9,808	11,182
Fannie Mae 6.00% 2036	3,370	3,719
Fannie Mae 5.45% 20373	8,887	9,464
Fannie Mae 6.00% 2037	55,279	60,969
Fannie Mae 6.00% 2037	49,428	55,191
Fannie Mae 6.00% 2037	17,838	19,658
Fannie Mae 6.00% 2037	11,842	13,033
Fannie Mae 6.00% 2037	7,369	8,110
Fannie Mae 6.00% 2037	1,838	2,025
Fannie Mae 6.50% 2037	15,221	16,995
Fannie Mae 6.50% 2037	12,244	13,686
Fannie Mae 6.50% 2037	12,146	13,410
Fannie Mae 6.50% 2037	7,303	8,063
Fannie Mae 7.00% 2037	2,999	3,360
Fannie Mae 7.00% 2037	2,601	2,914
Fannie Mae 7.00% 2037	1,207	1,352
Fannie Mae 5.00% 2038	149,532	161,881
Fannie Mae 5.00% 2038	5,457	5,911
Fannie Mae 5.50% 2038	4,044	4,411
Fannie Mae 6.00% 2038	33,192	36,609
Fannie Mae 6.00% 2038	17,607	19,377
Fannie Mae 6.00% 2038	4,993	5,495
Fannie Mae 6.50% 2038	15,986	17,869
Fannie Mae 4.50% 2039	46,884	49,895
Fannie Mae 5.00% 2039	4,479	4,843
Fannie Mae 6.00% 2039	98,693	108,853
Fannie Mae 6.00% 2039	38,864	42,865
Fannie Mae 6.00% 2039	16,625	18,383
Fannie Mae 6.00% 2039	8,891	9,785
Fannie Mae 6.00% 2039	8,101	8,915
Fannie Mae 3.50% 2040	32,003	32,913
Fannie Mae 3.50% 2040	21,624	22,239
Fannie Mae 3.50% 2040	17,852	18,360
Fannie Mae 4.00% 2040	146,471	153,716
Fannie Mae 4.00% 2040	44,656	47,235
Fannie Mae 4.50% 2040	93,598	99,727
Fannie Mae 4.50% 2040	56,121	59,796
Fannie Mae 4.50% 2040	48,538	51,639
Fannie Mae 4.50% 2040	37,983	40,470
Fannie Mae 4.50% 2040	33,435	35,624
Fannie Mae 4.50% 2040	17,272	18,403
Fannie Mae 5.00% 2040	45,406	49,085
Fannie Mae 5.00% 2040	6,583	7,183
Fannie Mae 5.00% 2040	5,117	5,531
Fannie Mae 5.00% 2040	4,979	5,382
Fannie Mae 6.00% 2040	8,740	9,618
Fannie Mae 3.50% 2041	47,114	48,455
Fannie Mae 3.50% 2041	32,468	33,392
Fannie Mae 3.50% 2041	28,145	28,945
Fannie Mae 3.50% 2041	24,583	25,283
Fannie Mae 4.00% 2041	67,779	71,131
Fannie Mae 4.00% 2041	40,582	42,589
Fannie Mae 4.00% 2041	33,754	35,423
Fannie Mae 4.00% 2041	22,328	23,433
Fannie Mae 4.50% 2041	80,637	86,069
Fannie Mae 4.50% 2041	34,822	37,132
Fannie Mae 4.50% 2041	22,950	24,496
Fannie Mae 4.50% 2041	17,851	19,053
Fannie Mae 4.50% 2041	17,542	18,724
Fannie Mae 4.50% 2041	12,345	13,404
Fannie Mae 4.50% 2041	9,487	10,300
Fannie Mae 4.50% 2041	9,477	10,290
Fannie Mae 5.50% 2041	101,183	110,357
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	430	497
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	343	390
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	586	693
Fannie Mae 3.50% 2042	130,000	133,169
Fannie Mae 4.00% 2042	35,497	37,270
Fannie Mae 4.00% 2042	24,403	25,593
Fannie Mae 4.00% 2042	4,416	4,676
Fannie Mae 4.50% 2042	49,000	52,131
Fannie Mae 4.50% 2042	12,212	13,035
Fannie Mae 5.00% 2042	100,000	108,047
Fannie Mae 6.00% 2042	175,000	192,828
Fannie Mae, Series 2002-W1, Class 2A, 7.087% 20423	606	706
Fannie Mae 6.50% 2047	2,807	3,092
Fannie Mae 6.50% 2047	931	1,025
Fannie Mae 6.50% 2047	814	896
Fannie Mae 6.50% 2047	495	545
Fannie Mae 7.00% 2047	1,493	1,665
Fannie Mae 7.00% 2047	1,300	1,449
Fannie Mae 7.00% 2047	1,097	1,223
Fannie Mae 7.00% 2047	1,010	1,125
Fannie Mae 7.00% 2047	619	690
Fannie Mae 7.00% 2047	568	633
Fannie Mae 7.00% 2047	517	576
Fannie Mae 7.00% 2047	270	301
Fannie Mae 7.00% 2047	127	142
Fannie Mae 7.00% 2047	58	65
Freddie Mac 5.00% 2023	13,466	14,486
Freddie Mac 5.00% 2023	9,667	10,399
Freddie Mac 5.00% 2023	7,331	7,886
Freddie Mac 5.00% 2023	3,156	3,395
Freddie Mac 5.00% 2023	2,609	2,807
Freddie Mac 5.00% 2023	2,587	2,783
Freddie Mac 5.00% 2024	18,291	19,708
Freddie Mac 6.00% 2026	6,286	6,961
Freddie Mac 6.00% 2026	4,795	5,310
Freddie Mac 6.00% 2026	4,264	4,722
Freddie Mac 6.50% 2027	2,260	2,540
Freddie Mac 6.50% 2027	716	804
Freddie Mac 6.50% 2027	489	550
Freddie Mac 6.50% 2028	1,360	1,529
Freddie Mac, Series T-041, Class 3-A, 6.978% 20323	2,656	3,055
Freddie Mac, Series 3061, Class PN, 5.50% 2035	8,722	9,719
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	11,865	11,107
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	8,702	8,221
Freddie Mac, Series 3233, Class PA, 6.00% 2036	19,883	22,214
Freddie Mac, Series 3318, Class JT, 5.50% 2037	18,577	20,298
Freddie Mac, Series 3312, Class PA, 5.50% 2037	15,460	16,892
Freddie Mac, Series 3272, Class PA, 6.00% 2037	14,121	15,601
Freddie Mac 6.00% 2038	10,108	11,161
Freddie Mac 6.00% 2038	1,596	1,757
Freddie Mac 6.50% 2038	6,795	7,571
Freddie Mac 4.50% 2040	50,000	53,064
Freddie Mac 4.00% 2041	151,872	159,068
Freddie Mac 4.00% 2041	12,997	13,621
Government National Mortgage Assn. 10.00% 2021	308	365
Government National Mortgage Assn. 6.00% 2038	41,026	46,030
Government National Mortgage Assn. 6.50% 2038	18,348	20,749
Government National Mortgage Assn. 4.00% 2039	5,183	5,575
Government National Mortgage Assn. 4.00% 2039	4,654	5,006
Government National Mortgage Assn. 4.00% 2039	3,429	3,689
Government National Mortgage Assn. 4.00% 2040	22,715	24,527
Government National Mortgage Assn. 4.00% 2040	18,975	20,424
Government National Mortgage Assn. 4.00% 2040	14,333	15,427
Government National Mortgage Assn. 4.00% 2040	9,058	9,749
Government National Mortgage Assn. 4.00% 2040	8,323	8,959
Government National Mortgage Assn. 4.00% 2040	6,056	6,516
Government National Mortgage Assn. 4.00% 2040	5,803	6,266
Government National Mortgage Assn. 4.00% 2040	5,731	6,183
Government National Mortgage Assn. 4.00% 2040	4,574	4,923
Government National Mortgage Assn. 4.00% 2040	2,826	3,042
Government National Mortgage Assn. 4.00% 2040	549	590
Government National Mortgage Assn. 4.00% 2041	54,366	58,509
Government National Mortgage Assn. 4.00% 2041	19,825	21,332
Government National Mortgage Assn. 4.00% 2041	9,460	10,179
Government National Mortgage Assn. 4.00% 2041	1,734	1,866
Government National Mortgage Assn. 4.00% 2041	915	985
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.288% 20373	30,264	30,731
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	6,486	6,516
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	2,683	2,687
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	15,239	15,960
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 20453	16,835	19,217
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20464	15,005	15,723
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20464	40,900	43,344
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.734% 20493	20,920	23,639
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	18,300	19,348
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	20,000	21,404
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	32,200	34,302
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.225% 20443	9,250	10,330
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	51,215	57,877
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	934	983
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	646	678
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	924	965
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,652	1,793
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	5,060	5,247
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	17,997
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,441	1,440
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.794% 20393	14,490	15,552
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	16,725	17,332
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20383	22,761	25,894
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	27,953	30,872
Bank of America 5.50% 20124	44,500	44,913
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	32,860	37,202
Nationwide Building Society, Series 2007-2, 5.50% 20124	32,500	32,935
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	5,725	5,760
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.305% 20453	25,000	25,231
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20464	14,489	15,418
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20464	9,500	10,759
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	24,825	25,488
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	68	68
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20453	6,788	7,556
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	2,000	2,268
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.633% (undated)3	13,569	15,124
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	20,983	21,327
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 20403	20,000	20,851
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264	18,090	19,823
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	17,703	18,363
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.664% 20353	19,124	18,361
Bank of Montreal 2.85% 20154	17,000	17,930
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	13,410
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20583,4	5,416	5,574
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.937% 20333	4,148	3,899
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20443	986	986
		5,096,922

CORPORATE BONDS & NOTES — 9.02%
FINANCIALS — 3.31%
Goldman Sachs Group, Inc. 3.625% 2016	52,500	52,522
Murray Street Investment Trust I 4.647% 2017	20,000	20,032
Goldman Sachs Group, Inc. 5.25% 2021	20,000	19,827
Goldman Sachs Group, Inc. 5.75% 2022	20,000	20,606
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	4,445	4,738
Westfield Group 5.75% 20154	16,250	17,837
Westfield Group 5.70% 20164	30,520	33,619
Westfield Group 7.125% 20184	15,750	18,575
WEA Finance LLC 4.625% 20214	25,000	25,327
Citigroup Inc. 1.353% 20133	35,000	34,841
Citigroup Inc. 4.587% 2015	20,950	22,081
Citigroup Inc. 3.953% 2016	13,050	13,421
Citigroup Inc. 6.125% 2018	5,525	6,200
Citigroup Inc. 8.50% 2019	9,975	12,312
Bank of America Corp., Series L, 3.625% 2016	23,820	23,796
Bank of America Corp. 3.75% 2016	21,955	22,082
Bank of America Corp. 5.75% 2017	13,650	14,654
Bank of America Corp. 5.625% 2020	15,500	16,181
Bank of America Corp. 5.00% 2021	7,750	7,773
Wells Fargo & Co. 2.625% 2016	15,500	15,862
Wells Fargo & Co. 3.676% 2016	19,000	20,306
Wells Fargo & Co. 4.60% 2021	25,000	26,850
Wells Fargo & Co., Series I, 3.50% 2022	20,000	19,722
Prologis, Inc. 5.50% 2012	15,000	15,000
Prologis, Inc. 5.625% 2015	10,425	11,362
Prologis, Inc. 6.625% 2018	18,100	20,624
Prologis, Inc. 6.625% 2019	2,851	3,210
Prologis, Inc. 7.375% 2019	19,835	23,185
Kimco Realty Corp. 6.00% 2012	2,750	2,812
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,559
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,385
Kimco Realty Corp. 5.70% 2017	21,180	23,224
Royal Bank of Scotland PLC 3.40% 2013	16,500	16,726
Royal Bank of Scotland PLC 3.95% 2015	16,000	16,191
Royal Bank of Scotland PLC 4.875% 2015	20,000	20,803
American International Group, Inc. 3.00% 2015	26,000	26,198
American International Group, Inc. 4.875% 2016	22,000	23,289
BNP Paribas 3.224% 20143	17,000	17,172
BNP Paribas 3.60% 2016	19,000	19,211
BNP Paribas 5.00% 2021	12,750	12,886
JPMorgan Chase & Co. 3.45% 2016	15,000	15,651
JPMorgan Chase & Co. 4.35% 2021	32,425	33,181
Barclays Bank PLC 2.50% 2013	8,500	8,576
Barclays Bank PLC 2.375% 2014	20,000	20,152
Barclays Bank PLC 5.125% 2020	18,000	18,851
CNA Financial Corp. 5.85% 2014	25,000	26,962
CNA Financial Corp. 6.50% 2016	16,000	17,994
Hospitality Properties Trust 6.75% 2013	7,215	7,315
Hospitality Properties Trust 6.30% 2016	12,631	13,764
Hospitality Properties Trust 6.70% 2018	21,025	23,444
Monumental Global Funding 5.50% 20134	12,000	12,529
Monumental Global Funding III 0.767% 20143,4	29,000	28,193
ERP Operating LP 5.375% 2016	25,000	27,828
ERP Operating LP 4.75% 2020	12,000	12,831
Société Générale 5.20% 20214	40,800	39,241
HBOS PLC 6.75% 20184	41,050	38,566
Simon Property Group, LP 6.75% 2014	8,495	9,409
Simon Property Group, LP 5.875% 2017	15,165	17,521
Simon Property Group, LP 6.125% 2018	8,160	9,617
ACE INA Holdings Inc. 5.875% 2014	20,000	22,041
ACE INA Holdings Inc. 2.60% 2015	12,665	13,183
Morgan Stanley, Series F, 2.875% 2014	18,000	17,967
Morgan Stanley 3.80% 2016	17,000	16,560
Standard Chartered PLC 3.85% 20154	12,500	12,990
Standard Chartered PLC 3.20% 20164	21,000	21,422
Liberty Mutual Group Inc. 6.50% 20354	10,855	11,265
Liberty Mutual Group Inc. 7.697% 20974	22,180	20,512
Household Finance Corp. 6.375% 2012	13,000	13,432
HSBC Bank PLC 2.00% 20144	17,000	17,069
MetLife Global Funding I 5.125% 20134	12,000	12,547
MetLife Global Funding I 2.50% 20154	16,000	16,497
American Express Co. 6.15% 2017	22,800	26,812
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,843
QBE Capital Funding II LP 6.797% (undated)3,4	24,470	22,039
Boston Properties, Inc. 3.70% 2018	20,000	20,710
Bank of Nova Scotia 2.55% 2017	20,000	20,524
Capital One Financial Corp. 3.15% 2016	19,500	19,970
UBS AG 2.25% 2014	18,500	18,583
Westpac Banking Corp. 3.00% 2015	17,000	17,649
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,444
AXA SA, Series B, junior subordinated 6.379% (undated)3,4	20,680	17,216
Credit Suisse Group AG 2.20% 2014	17,000	17,173
Nordea Bank 2.125% 20144	17,000	17,064
ANZ National (International) Ltd. 3.125% 20154	16,500	16,877
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,702
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20154	16,000	16,360
Principal Life Insurance Co. 5.30% 2013	15,500	16,196
HCP, Inc. 5.375% 2021	15,000	16,187
Commonwealth Bank of Australia 1.95% 2015	16,000	16,119
New York Life Global Funding 5.25% 20124	15,000	15,378
Prudential Holdings, LLC, Series C, 8.695% 20232,4	11,500	14,325
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	13,657
Toronto-Dominion Bank 2.375% 2016	12,000	12,320
Santander Issuances, SA Unipersonal 6.50% 20193,4	11,500	11,063
American Tower Corp. 4.625% 2015	10,000	10,659
Intesa Sanpaolo SpA 6.50% 20214	10,960	10,602
Lincoln National Corp. 5.65% 2012	10,000	10,185
Nationwide Mutual Insurance Co. 5.81% 20243,4	8,150	7,475
Developers Diversified Realty Corp. 7.875% 2020	5,215	6,175
		1,776,418

CONSUMER STAPLES — 0.83%
Anheuser-Busch InBev NV 3.625% 2015	36,500	39,204
Anheuser-Busch InBev NV 4.125% 2015	16,500	17,891
Anheuser-Busch InBev NV 7.75% 2019	20,000	26,120
Kraft Foods Inc. 6.75% 2014	16,180	17,885
Kraft Foods Inc. 5.375% 2020	20,000	23,151
Kraft Foods Inc. 6.50% 2040	20,000	24,625
PepsiCo, Inc. 3.10% 2015	17,000	18,106
PepsiCo, Inc. 2.50% 2016	15,000	15,697
PepsiCo, Inc. 7.90% 2018	15,000	20,183
SABMiller Holdings Inc. 2.45% 20174	20,245	20,517
SABMiller Holdings Inc. 4.95% 20424	20,000	20,734
Altria Group, Inc. 9.25% 2019	15,000	20,194
Altria Group, Inc. 9.95% 2038	13,500	20,544
Wal-Mart Stores, Inc. 2.875% 2015	11,700	12,423
Wal-Mart Stores, Inc. 2.80% 2016	25,000	26,608
Coca-Cola Co. 1.50% 2015	18,970	19,387
Coca-Cola Co. 1.80% 2016	17,500	17,870
Pernod Ricard SA 2.95% 20174	35,500	35,891
British American Tobacco International Finance PLC 9.50% 20184	13,580	18,543
Kroger Co. 3.90% 2015	16,250	17,705
Procter & Gamble Co. 1.45% 2016	13,460	13,601
		446,879

ENERGY — 0.81%
Kinder Morgan Energy Partners, LP 6.00% 2017	29,610	34,158
Kinder Morgan Energy Partners, LP 5.80% 2021	3,325	3,770
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	12,992
StatoilHydro ASA 2.90% 2014	13,285	14,001
StatoilHydro ASA 1.80% 2016	16,000	16,253
Statoil ASA 3.125% 2017	16,500	17,717
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,853
Enbridge Energy Partners, LP 4.20% 2021	13,865	14,472
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	15,743
Enterprise Products Operating LLC 5.20% 2020	13,000	14,539
Enterprise Products Operating LLC 4.05% 2022	17,500	18,151
Woodside Finance Ltd. 4.60% 20214	24,975	26,015
Southwestern Energy Co. 4.10% 20224	26,000	25,814
Energy Transfer Partners, L.P. 5.20% 2022	23,055	24,156
Anadarko Petroleum Corp. 5.95% 2016	20,500	23,653
BG Energy Capital PLC 2.50% 20154	7,200	7,436
BG Energy Capital PLC 2.875% 20164	12,325	12,762
Total Capital SA 3.00% 2015	17,000	17,662
Williams Partners L.P. 4.125% 2020	13,500	13,891
Williams Partners L.P. 4.00% 2021	3,010	3,046
Transocean Inc. 6.375% 2021	13,050	14,705
Transocean Inc. 7.35% 2041	1,880	2,224
Shell International Finance BV 1.875% 2013	16,500	16,752
Cenovus Energy Inc. 4.50% 2014	15,000	16,207
Canadian Natural Resources Ltd. 5.70% 2017	11,925	14,135
Phillips 66 5.875% 20424	13,335	13,668
TransCanada PipeLines Ltd. 0.875% 2015	13,000	12,983
Enbridge Inc. 5.60% 2017	10,000	11,435
		433,193

TELECOMMUNICATION SERVICES — 0.80%
AT&T Inc. 4.95% 2013	16,250	16,805
SBC Communications Inc. 5.10% 2014	15,000	16,519
AT&T Inc. 2.40% 2016	18,000	18,618
SBC Communications Inc. 5.625% 2016	24,300	28,199
BellSouth Capital Funding Corp. 7.875% 2030	51,500	66,064
SBC Communications Inc. 6.45% 2034	40,000	47,188
AT&T Inc. 5.35% 2040	7,000	7,448
Verizon Communications Inc. 3.00% 2016	34,000	35,993
Verizon Communications Inc. 6.25% 2037	20,000	23,740
Verizon Communications Inc. 4.75% 2041	3,100	3,140
Verizon Communications Inc. 6.00% 2041	7,900	9,363
Telecom Italia Capital SA 5.25% 2015	35,500	36,742
Telecom Italia Capital SA 6.999% 2018	12,000	12,840
Telecom Italia Capital SA 7.175% 2019	9,000	9,630
Telefónica Emisiones, SAU 3.729% 2015	4,175	4,163
Telefónica Emisiones, SAU 3.992% 2016	18,000	17,929
Telefónica Emisiones, SAU 5.134% 2020	11,825	11,324
Deutsche Telekom International Finance BV 4.875% 2014	15,500	16,602
Deutsche Telekom International Finance BV 8.75% 20303	4,931	6,780
Deutsche Telekom International Finance BV 9.25% 2032	5,609	8,269
France Télécom 4.375% 2014	10,000	10,683
France Télécom 4.125% 2021	20,000	20,854
		428,893

INDUSTRIALS — 0.75%
General Electric Capital Corp. 1.213% 20143	50,000	50,099
General Electric Capital Corp., Series A, 2.25% 2015	21,500	22,115
General Electric Capital Corp. 2.95% 2016	9,305	9,714
General Electric Capital Corp. 2.90% 2017	40,750	42,310
General Electric Capital Corp., Series A, 6.00% 2019	15,000	17,538
General Electric Capital Corp. 4.65% 2021	22,000	23,451
Burlington Northern Santa Fe LLC 7.00% 2014	31,850	35,385
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,480
Union Pacific Corp. 5.75% 2017	4,325	5,131
Union Pacific Corp. 5.70% 2018	29,150	34,886
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20162	6,778	6,866
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20192	6,688	7,054
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	3,791	4,071
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	7,002	7,541
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	6,537	6,929
Waste Management, Inc. 2.60% 2016	8,890	9,117
Waste Management, Inc. 4.60% 2021	15,000	16,495
Danaher Corp. 2.30% 2016	16,795	17,411
Atlas Copco AB 5.60% 20174	14,000	16,113
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20232	15,000	15,872
Canadian National Railway Co. 4.95% 2014	6,000	6,451
Canadian National Railway Co. 1.45% 2016	8,900	8,859
CSX Corp. 5.75% 2013	7,670	8,019
CSX Corp. 6.25% 2015	5,990	6,909
Volvo Treasury AB 5.95% 20154	9,460	10,140
Norfolk Southern Corp. 5.75% 2016	7,615	8,815
		404,771

CONSUMER DISCRETIONARY — 0.74%
Time Warner Cable Inc. 6.75% 2018	37,620	45,948
Time Warner Cable Inc. 5.00% 2020	25,000	27,640
Time Warner Cable Inc. 4.00% 2021	15,000	15,393
Comcast Corp. 5.30% 2014	15,000	16,142
Comcast Corp. 6.30% 2017	16,750	20,228
Comcast Corp. 6.45% 2037	15,000	17,962
Comcast Corp. 6.95% 2037	24,250	30,719
Volkswagen International Finance NV 1.191% 20143,4	17,000	16,957
Volkswagen International Finance NV 2.375% 20174	20,000	20,087
Home Depot, Inc. 4.40% 2021	15,000	16,835
Home Depot, Inc. 5.95% 2041	15,000	18,422
Thomson Reuters Corp. 5.95% 2013	8,140	8,636
Thomson Reuters Corp. 6.50% 2018	20,815	25,759
Time Warner Inc. 5.875% 2016	14,210	16,658
Time Warner Inc. 6.25% 2041	15,000	17,150
Nordstrom, Inc. 6.75% 2014	10,000	11,269
Nordstrom, Inc. 4.00% 2021	6,245	6,655
Cox Communications, Inc. 5.45% 2014	15,500	17,240
NBCUniversal Media, LLC 2.875% 2016	16,000	16,639
Walt Disney Co. 0.875% 2014	15,500	15,579
Macy’s Retail Holdings, Inc. 7.875% 20153	10,000	11,775
Seminole Tribe of Florida 5.798% 20132,4	4,910	4,939
		398,632

HEALTH CARE — 0.65%
Cardinal Health, Inc. 4.00% 2015	37,100	39,947
Cardinal Health, Inc. 5.80% 2016	17,500	20,242
Cardinal Health, Inc. 4.625% 2020	20,000	22,071
UnitedHealth Group Inc. 6.00% 2017	22,170	26,669
UnitedHealth Group Inc. 6.00% 2018	35,000	42,317
Express Scripts Inc. 3.125% 2016	23,000	23,969
Express Scripts Inc. 3.90% 20224	20,565	20,820
Express Scripts Inc. 6.125% 20414	15,000	16,743
Amgen Inc. 2.50% 2016	27,875	28,670
GlaxoSmithKline Capital Inc. 4.85% 2013	26,200	27,507
Novartis Capital Corp. 2.90% 2015	16,000	17,062
Biogen Idec Inc. 6.00% 2013	13,500	14,107
Gilead Sciences, Inc. 2.40% 2014	4,295	4,446
Gilead Sciences, Inc. 3.05% 2016	3,425	3,587
Gilead Sciences, Inc. 4.40% 2021	4,870	5,120
Coventry Health Care, Inc. 6.30% 2014	11,955	13,119
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,386
DENTSPLY International Inc. 2.75% 2016	9,830	9,890
		346,672

MATERIALS — 0.52%
ArcelorMittal 3.75% 2015	34,500	35,072
ArcelorMittal 5.25% 2020	20,000	19,605
ArcelorMittal 6.25% 2022	16,675	16,885
ArcelorMittal 7.00% 2039	25,000	23,890
Dow Chemical Co. 7.60% 2014	18,250	20,673
Rohm and Haas Co. 6.00% 2017	17,445	20,102
International Paper Co. 7.40% 2014	23,250	25,984
International Paper Co. 7.30% 2039	8,425	10,262
E.I. du Pont de Nemours and Co. 0.894% 20143	25,000	25,198
Xstrata Canada Financial Corp. 4.95% 20214	19,000	19,936
Newcrest Finance Pty Ltd. 4.45% 20214	15,500	15,683
Rio Tinto Finance (USA) Ltd. 2.25% 2016	15,000	15,437
Ecolab Inc. 3.00% 2016	12,365	12,868
Teck Resources Ltd. 4.75% 2022	10,055	10,662
Anglo American Capital PLC 2.15% 20134	9,525	9,614
		281,871

UTILITIES — 0.42%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	45,500	48,249
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	12,268
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	19,358
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,945
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	18,003
MidAmerican Energy Holdings Co. 5.95% 2037	6,125	7,157
E.ON International Finance BV 5.80% 20184	24,450	28,523
CenterPoint Energy Resources Corp. 4.50% 2021	18,751	20,014
Entergy Corp. 4.70% 2017	14,600	15,219
Electricité de France SA 6.95% 20394	12,000	14,254
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	12,154
Iberdrola Finance Ireland 3.80% 20144	11,000	11,295
Niagara Mohawk Power 3.553% 20144	10,000	10,600
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,4	2,847	3,045
		223,084

INFORMATION TECHNOLOGY — 0.19%
International Business Machines Corp. 1.95% 2016	52,500	53,918
International Business Machines Corp. 2.00% 2016	17,000	17,465
Cisco Systems, Inc. 0.724% 20143	19,000	19,108
Cisco Systems, Inc. 2.90% 2014	10,000	10,595
		101,086

Total corporate bonds & notes		4,841,499

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 7.49%
U.S. Treasury 1.125% 2013	99,333	100,374
U.S. Treasury 1.375% 2013	138,667	140,414
U.S. Treasury 1.50% 2013	172,500	176,062
U.S. Treasury 1.875% 20135	37,019	39,001
U.S. Treasury 2.75% 2013	291,500	302,685
U.S. Treasury 3.375% 2013	209,750	218,381
U.S. Treasury 4.25% 2013	189,835	200,092
U.S. Treasury 1.875% 2014	146,100	150,635
U.S. Treasury 2.625% 2014	175,000	183,739
U.S. Treasury 4.00% 2014	105,500	112,669
U.S. Treasury 1.875% 20155	104,864	117,159
U.S. Treasury 4.00% 2015	58,500	64,295
U.S. Treasury 1.50% 2016	130,625	134,064
U.S. Treasury 2.625% 2016	75,250	80,618
U.S. Treasury 4.50% 2016	58,500	66,868
U.S. Treasury 4.625% 2017	76,000	89,000
U.S. Treasury 2.125% 20195	73,891	88,617
U.S. Treasury 2.125% 2021	48,250	48,208
U.S. Treasury 0.125% 20225	60,330	61,875
U.S. Treasury 6.25% 2023	405,500	561,808
U.S. Treasury 2.375% 20255	60,116	76,734
U.S. Treasury 6.375% 2027	64,500	93,017
U.S. Treasury 5.25% 2029	15,000	19,632
U.S. Treasury 4.50% 2036	157,132	191,457
U.S. Treasury 4.625% 2040	242,470	302,239
U.S. Treasury 4.75% 2041	150,750	191,721
Freddie Mac 1.75% 2015	83,000	85,795
CoBank ACB 7.875% 20184	20,000	23,716
CoBank ACB 1.074% 20223,4	23,425	17,878
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	30,000	30,181
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	27,500	27,603
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	14,000	14,068
Fannie Mae 6.25% 2029	8,000	10,866
		4,021,471

ASSET-BACKED OBLIGATIONS2 — 0.20%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	17,663
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	14,215	14,482
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.892% 20163	14,000	14,001
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	12,540
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.037% 20343	12,528	9,339
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20144	9,000	9,221
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20333	3,171	3,126
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	4,017	3,999
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.037% 20343	7,984	5,781
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	5,293	5,336
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.542% 20193,4	4,510	4,413
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.842% 20333	92	76
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	3,655	3,446
CWABS, Inc., Series 2004-BC1, Class M-1, 0.992% 20343	3,182	2,489
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.042% 20343	1,018	808
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.142% 20343	976	528
		107,248

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.12%
Polish Government 5.25% 2014	2,500	2,654
Polish Government 6.375% 2019	14,350	16,754
Province of Ontario, Series 1, 1.875% 2012	16,750	16,902
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	13,000	13,000
France Government Agency-Guaranteed, Société Finance 2.875% 20144	10,460	10,844
Latvia (Republic of) 5.25% 20174	6,550	6,763
		66,917

MUNICIPALS — 0.09%
State of California, Los Angeles Community College District (County of Los Angeles),
General Obligation Build America Bonds, 2008 Election, Taxable Series 2010-E, 6.60% 2042	15,000	19,464
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	15,475	16,487
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	10,232	9,918
		45,869

Total bonds & notes (cost: $13,376,173,000)		14,179,926

Short-term securities — 3.85%

U.S. Treasury Bills 0.048%–0.133% due 4/12–8/23/2012	561,300	561,172
Fannie Mae 0.07%–0.185% due 5/1/2012–1/8/2013	338,250	337,975
Freddie Mac 0.07%–0.18% due 4/17/2012–2/14/2013	294,300	294,064
Federal Home Loan Bank 0.07%–0.17% due 5/4–11/21/2012	175,400	175,312
Straight-A Funding LLC 0.18%–0.19% due 4/23–5/8/20124	111,760	111,747
Federal Farm Credit Banks 0.09%–0.16% due 4/10/2012–1/15/2013	94,500	94,416
Chariot Funding, LLC 0.15% due 4/9/20124	50,000	49,998
Jupiter Securitization Co., LLC 0.15% due 5/1/20124	30,000	29,996
Private Export Funding Corp. 0.15%–0.17% due 5/10–5/21/20124	70,500	70,478
Variable Funding Capital Company LLC 0.12%–0.13% due 4/17–4/26/20124	65,000	64,995
Wal-Mart Stores, Inc. 0.06%–0.10% due 4/30–5/3/20124	52,800	52,796
Pfizer Inc 0.11% due 4/13/20124	49,200	49,198
Regents of the University of California 0.12%–0.20% due 4/2–6/5/2012	43,273	43,271
Procter & Gamble Co. 0.12% due 5/23/20124	35,400	35,394
Coca-Cola Co. 0.12%–0.19% due 5/1–5/8/20124	34,500	34,497
Johnson & Johnson 0.04%–0.17% due 4/3–11/1/20124	32,900	32,874
Walt Disney Co. 0.09% due 4/27/20124	27,400	27,396

Total short-term securities (cost: $2,065,681,000)		2,065,579

Total investment securities (cost: $43,167,826,000)		54,596,273
Other assets less liabilities		(932,475)

Net assets		$53,663,798

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,806,132,000, which represented 3.37% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$6,821,705	$—	$—	$6,821,705
Information technology	5,252,798	—	—	5,252,798
Industrials	5,025,250	—	—	5,025,250
Consumer discretionary	4,502,226	—	—	4,502,226
Energy	4,329,952	—	—	4,329,952
Consumer staples	3,920,264	—	—	3,920,264
Health care	3,855,806	—	—	3,855,806
Materials	2,084,934	—	—	2,084,934
Utilities	733,839	—	—	733,839
Telecommunication services	493,144	—	—	493,144
Miscellaneous	1,330,850	—	—	1,330,850
Bonds & notes:
Mortgage-backed obligations	—	5,096,922	—	5,096,922
Corporate bonds & notes	—	4,841,499	—	4,841,499
Bonds & notes of U.S. government &
government agencies	—	4,021,471	—	4,021,471
Asset-backed obligations	—	107,248	—	107,248
Bonds & notes of governments &
government agencies outside the U.S.	—	66,917	—	66,917
Municipals	—	45,869	—	45,869
Short-term securities	—	2,065,579	—	2,065,579
Total	$38,350,768	$16,245,505	$—	$54,596,273

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$12,048,399
Gross unrealized depreciation on investment securities	(727,385)
Net unrealized appreciation on investment securities	11,321,014
Cost of investment securities for federal income tax purposes	43,275,259

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-911-0512O-S29452

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: May 29, 2012